Other Current Liabilities - Summary of Current Liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Current [Line Items]
Financing fund	€ 46,485	€ 23,519
Payroll and employee benefits payables	25,274	23,443
Accrued expenses	15,070	23,336
Tax payables	7,876	9,561
Warrant liabilities	9,974	9,002
Customer advances	6,353	8,535
Due to related companies	3,563	3,158
Rental payable	316	1,063
Other	3,947	4,864
Total other current liabilities	€ 118,858	106,481	€ 68,660
Previously stated [member]
Other Liabilities Current [Line Items]
Financing fund		23,519
Payroll and employee benefits payables		23,443	25,309
Accrued expenses		23,336	14,484
Tax payables		9,561	8,975
Warrant liabilities		9,002
Customer advances		8,535	8,718
Due to related companies		2,020	5,059
Rental payable		1,063	1,989
Other		6,002	4,126
Total other current liabilities		€ 106,481	€ 68,660